Supplemental Cash Flow Information (Details) - Schedule of supplemental cash flow information - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Non-cash investing and financing activities:
Shares issued to acquire Holdco shares		$ 11,441